Average Annual Total Returns - ProShares S and P 500 Ex-Technology ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	S&P 500 Ex-Information Technology Index OneYear		S&P 500 Ex-Information Technology Index SinceInception		S&P 500 Ex-Information Technology Index InceptionDate
Total	26.33%	11.96%		25.81%	11.42%		15.91%	9.38%		26.76%	[1]	12.24%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.